COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Legal Matters
Number of pending proceedings | item			0
Amortization expense related to capital leases	$ 100		$ 600	$ 500
Future minimum annual rental commitments under capital leases
2014			468
2015			283
2016			212
2017			95
2018			3
Total future payments			1,026
Less: Imputed interest			1,061
Operating Leases, Future Minimum Payments, Due Thereafter			11,358
Future lease payments			(35)
Capital lease obligation	207	$ 307	708	1,396
Future minimum annual rental commitments under our operating leases
2014			1,170
2015			1,156
2016			1,122
2017			1,055
2018			1,080
Total			5,775
Expenses associated with operating leases
Expenses associated with operating leases	$ 1,200	$ 300	$ 1,500	$ 1,500	$ 2,200